Provisions and contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions, contingent liabilities and contingent assets [text block] [Abstract]
Provisions and contingencies

Note 22. Provisions and contingencies

	2021	2020	2019
Contingencies
Balance as of January 1	$1,829	$2,276	$2,379
Effect of changes in foreign exchange rates	(209)	(387)	(77)
Provisions made	—	761	12
Provisions used	(1,119)	(821)	(38)
Balance as of December 31	$501	$1,829	$2,276

Provisions

The Group recognizes provisions for contingencies that are probable of requiring an outflow of resources due to adverse effects. Such contingencies are disclosed with possible adverse effects for the entity, as follows:

Legal provisions

Softcaps legal proceedings - Provisions for legal proceedings are recognized for the estimated probable losses against the company for labor, administrative and tax litigation, which are calculated based on the best estimate of the disbursement required to cancel the obligation at the date of preparation of the consolidated financial statements. The total balance of $459 (2020: $630, 2019: $1,777) is comprised of $60 (2020: $108, 2019: $248) for labor litigation, $52 (2020: $154, 2019: $1,032) for administrative and civil litigation, $347 (2020: $368, 2019: $419) for tax litigation.

Rymco Medical legal proceedings - Provisions for legal proceedings are recognized for probable losses estimated against the company for labor and administrative litigation, which are calculated based on the best estimate of the disbursement required to pay the obligation as of the date of preparation of the financial statements. As of December 31, 2020 provisioned amounts were used for compensating the open labor litigation and new provision was not recognized from then on as of December 31, 2021 for labor litigation (2020 opening balance: $38, 2019 opening balance: $38).

Procaps legal proceedings – Provisions for legal proceedings are recognized to cover probable losses estimated against the company for labor and administrative litigation, which are calculated based on the best estimate of the disbursement required to cancel the obligation at the date of preparation of the financial statements. The total balance of $42 (2020: $845, 2019: $326) is for labor litigation.

Legal proceedings of Industrias Kadima, Inversiones Jades, Inversiones Ganeden, Inversiones Crynseen and Colmed – Provisions for legal proceedings are recognized for estimated probable losses against these companies for labor and administrative litigation, which are calculated based on the best estimate of the disbursement required to pay the obligation as of the date of preparation of the financial statements. As of December 31, 2020 provisioned amounts were used for compensating the open administrative litigation and new provision was not recognized from then on as of December 31, 2021 for administrative litigation (2020 opening balance: $67, 2019 opening balance: $67).

Tax provisions

Transfer pricing Procaps – The Procaps and CI Procaps companies used to recognize provisions for the impact of transfer pricing in an amount of 2020: $354 and 2019: $173. However, in as of December 31, 2021, those provisions were reversed under the risk analysis carried out by its external advisors.

Contingencies

The general direction of taxes of El Salvador, has tried to deny reductions applied to sales of the taxable year, indicating they are not documented as regulated by the DGII, the proposed sanction amounts to $954. However, the Group’s external advisor indicates that it is not probable for this claim to proceed, therefore, there is no provision for the effect of this contingency.